EARNINGS PER SHARE	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE [Text Block]

19. EARNINGS PER SHARE

A summary of the Company's calculation of basic and diluted earnings per share for the years ended March 31, 2024 and January 31, 2024 is as follows:

	Years ended
	March 31, 2024	January 31, 2024
Net loss from continuing operations after income taxes	$(51,439)	$(3,223,468)
Net loss from discontinued operations after income taxes	$(22,965)	$(81,817)
Net loss	$(74,404)	$(3,305,285)

Weighted average number of common shares outstanding	120,047,814	120,047,814
Dilutive effect of warrants and stock options outstanding	2,833,093	2,833,093
Diluted weighted average number of common shares outstanding	122,880,907	122,880,907

Basic loss per share, continuing operations	(0.00)	(0.03)
Diluted loss per share, continuing operations	(0.00)	(0.03)

Basic loss per share, discontinued operations	(0.00)	(0.00)
Diluted loss per share, discontinued operations	(0.00)	(0.00)

Basic loss per share	(0.00)	(0.03)
Diluted loss per share	(0.00)	(0.03)

The computation of diluted earnings per share excludes the effect of the potential exercise of warrants and stock options when the average market price of the common stock is lower than the exercise price of the respective warrant or stock option and when inclusion of these amounts would be anti-dilutive. For the years ended March 31, 2024 and January 31, 2024, the number of warrants excluded from the computation was 1,200,000 and 1,200,000, respectively. For the years ended March 31, 2024 and January 31, 2024, the number of stock options excluded from the computation was 1,100,000 and 899,999 respectively. In addition, for the years ended March 31, 2024 and January 31, 2024, the computation of diluted earnings per share excludes the potential issuance of 1,207,200 remaining earn out shares (Note 13) as the market price of the common shares has not been high enough to trigger an earn out event.

19. EARNINGS PER SHARE

A summary of the Company's calculation of basic and diluted earnings per share for the years ended January 31, 2024 and 2023 is as follows:

	2024	2023
Net income (loss) from continuing operations after income taxes	$(3,223,468)	$1,381,540
Net loss from discontinued operations after income taxes	$(81,817)	$(1,088,329)
Net income (loss)	$(3,305,285)	$293,211

Weighted average number of common shares outstanding	120,047,814	120,047,814
Dilutive effect of warrants and stock options outstanding	2,833,093	2,833,093
Diluted weighted average number of common shares outstanding	122,880,907	122,880,907

Basic income (loss) per share, continuing operations	$(0.03)	$0.01
Diluted income (loss) per share, continuing operations	$(0.03)	$0.01

Basic loss per share, discontinued operations	$(0.00)	$(0.01)
Diluted loss per share, discontinued operations	$(0.00)	$(0.01)

Basic income (loss) per share	$(0.03)	$0.00
Diluted income (loss) per share	$(0.03)	$0.00

The computation of diluted earnings per share excludes the effect of the potential exercise of warrants and stock options when the average market price of the common stock is lower than the exercise price of the respective warrant or stock option and when inclusion of these amounts would be anti-dilutive. For the years ended January 31, 2024 and 2023, the number of warrants excluded from the computation was 1,200,000 and 1,200,000, respectively. For the years ended January 31, 2024 and 2023, the number of stock options excluded from the computation was 899,999 and 4,409,998 respectively. In addition, for the years ended January 31, 2024 and 2023, the computation of diluted earnings per share excludes the potential issuance of 1,207,200 remaining earn out shares (Note 13) as the market price of the common shares has not been high enough to trigger an earn out event.